Business Combination	12 Months Ended
Dec. 31, 2022
Business Combination
Business Combination

2.  Business Combination

Acquisition of ZACC

On August 31, 2021, the Company entered into a share transfer agreement with all the existing shareholders of ZACC, a Japanese hair salon operator of “ZACC” brand, pursuant to which it will acquire 100% of the outstanding shares of ZACC for cash consideration of ¥370,000 thousand. The total consideration net of the settlement of a pre-existing borrowing was ¥270,000 thousand. ZACC owns and operates 3 luxury hair salon brands (ZACC vie, ZACC raffine, and ZACC ginza), all of which have been recognized by customers for over 30 years for their high level of techniques and hospitality. The purchase price was paid by cash on hand, and an initial payment of ¥69,014 thousand was made on August 31, 2021. The acquisition date was October 1, 2021, when the Company acquired a controlling interest (60% of the common shares) for ¥152,986 thousand and was required to consolidate ZACC. The remaining shares of ZACC were transferred to the Company on January 1, 2022 for ¥148,000 thousand. The acquisition was accounted for by the acquisition method. The consideration paid by the Company approximated the Company’s total fair value. Therefore, the price per share paid by the Company equals the mandatorily redeemable noncontrolling interest per share fair value.

The allocation of the purchase price was based on the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

Thousands of Yen
Fair value of assets/liabilities
Cash	¥81,802
Accounts receivable-other	49,573
Inventories	5,408
Prepaid expenses and other current assets	2,234
Property and equipment	39,232
Other intangible assets	240,000
Right-of-use asset-operating lease	202,196
Other assets	68,497
Total assets acquired	688,942
Accounts payable	(6,041)
Accrued expenses and other current liabilities	(42,168)
Mandatorily redeemable noncontrolling interests in ZACC	(148,000)
Lease liability	(201,076)
Borrowings	(249,263)
Asset retirement obligation	(14,147)
Deferred tax liability	(73,488)
Total liabilities assumed	(734,183)
Net liabilities assumed	(45,241)
Fair value of the consideration transferred	122,000
Goodwill	¥167,241

The intangibles of ¥240,000 thousand is comprised of customer relationships of ¥150,000 thousand and ¥90,000 thousand of tradename. The goodwill recorded primarily relates to the growth potential from expanding ZACC’s presence in Japan by implementing a franchising model with the help of the Company’s expertise in this area and the acquired assembled workforce. Almost all of the goodwill is expected to be nondeductible for income tax purposes.

There were no acquisition-related costs incurred.

Acquisition of SAWAN

On May 6, 2021, the Company acquired control of SAWAN CO. LTD. (“SAWAN”) by purchasing all outstanding shares for cash consideration of ¥140,697 thousand. As a result, “Ruam Ruam,” which is a luxury relaxation salon brand held by SAWAN, has become part of the Company’s directly-operated salons. The acquisition was accounted for by the acquisition method. Acquisition-related costs of ¥12,000 thousand were recognized as expenses when incurred, which is included in selling, general and administrative expenses in the consolidated statements of operation.

The allocation of the purchase price was based on the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

Thousands of Yen
Fair value of assets/liabilities
Cash	¥7,824
Accounts receivable-other	18,228
Inventories	3,391
Prepaid expenses and other current assets	16,643
Property and equipment	70,497
Other intangible assets	100,000
Right-of-use asset-operating lease	168,242
Other long-term assets	57,259
Total assets acquired	442,084
Accounts payable	(99,405)
Accrued expenses	(16,271)
Advances received	(60,651)
Lease liability	(165,560)
Asset retirement obligation	(25,060)
Deferred tax liabilities	(30,620)
Other liabilities	(14,701)
Total liabilities assumed	(412,268)
Net assets acquired	29,816
Fair value of the consideration transferred	140,697
Goodwill	¥110,881

The intangible assets of ¥100,000 thousand is comprised of customer relationships of ¥30,000 thousand and tradename of ¥70,000 thousand. The goodwill recorded primarily relates to the sales growth potential of the relaxation salons held by SAWAN and acquired assembled workforce. Almost all of the goodwill is expected to be nondeductible for income tax purposes.

Acquisition of relaxation salons

During 2021 and 2020, the Company acquired 18 relaxation salons and 16 relaxation salons, respectively, for cash consideration of ¥202,686 thousand and ¥86,916 thousand, respectively. The cash consideration paid in these transactions is included within acquisition of businesses - net of cash acquired in the investing activities, payment of installment payables related to business acquisitions in the financing activities and payables related to acquisition of businesses included in accrued expenses in the non-cash investing and financing activities sections of the consolidated statements of cash flows. During 2022, there were no salon acquisitions to be accounted for as business combination.

Acquisition-related costs were recognized as expenses when incurred, which were immaterial in amount. The results of operations, and assets and liabilities, of these relaxation salons were included in the consolidated financial statements from the date of acquisition. The purchase price allocation was based on the estimated fair values of the assets acquired and liabilities assuppmed, as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

	2021		2020
Property and equipment		¥36,299		¥51,005
Other intangible assets		15,000		12,690
Total assets acquired		51,299		63,695
Asset retirement obligation		(33,876)		(49,217)
Total liabilities assumed		(33,876)		(49,217)
Net assets acquired		17,423		14,478
Fair value of the consideration transferred		202,686		86,916
Goodwill		185,263		72,438
Gain from bargain purchases	¥	―	¥	―

The goodwill recorded primarily relates to the sales growth potential of the relaxation salon locations acquired and is expected to be deductible for income tax purposes. In 2021 and 2020, the fair value of the reacquired franchise rights was estimated using the excess earnings method and relief from royalty method with Level 3 unobservable inputs. In order to develop these Level 3 fair value measurements, the Company used 1.2% - 6.0% royalty rate and 11.3% - 25.0% discount rate as significant unobservable inputs. The amount of reacquired franchise rights was ¥15,000 thousand and ¥12,690 in 2021 and 2020, respectively. Reacquired franchise rights are subject to amortization and are amortized over an estimated useful life of approximately one to three years.

For some relaxation salons acquired, the Company recognized the excess of the fair value of the net assets assumed over the fair value of the consideration transferred as a gain from bargain purchases of nil, 2021 and 2020.

The amount of revenue from the acquired relaxation salons included in the Company's results of operations for the years ended December 31, 2021 and 2020 was ¥208,600 thousand and ¥375,148 thousand, respectively. The amount of loss from the acquired relaxation salons included in the Company's results of operations for the years ended December 31, 2021 and 2020 was ¥13,788 thousand and ¥26,595 thousand, respectively. Disclosure of pro forma information is omitted as the information is not easily available.